Transamerica Goldman Sachs 70-30 Allocation VP Expense Example - Transamerica Goldman Sachs 70-30 Allocation VP - Service	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	410
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	$ 1,617